Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Development Costs
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Brand, Trademarks & Domain Names | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Brand, Trademarks & Domain Names | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Customer Relationships | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Customer Relationships | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years